Document and Entity Information Document	Apr. 28, 2020
Document Information [Line Items]
Entity Central Index Key	0000038009
Amendment Flag	false
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Apr. 28, 2020
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	Ford Motor Credit Co LLC
Entity File Number	1-6368
Entity Tax Identification Number	38-1612444
Entity Address, Address Line One	One American Road
Entity Address, City or Town	Dearborn,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48126
City Area Code	313
Local Phone Number	322-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
F/19C [Member]
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due December 16, 2019*
Trading Symbol	F/19C
Security Exchange Name	NYSE
F/20S [Member]
Document Information [Line Items]
Title of 12(b) Security	3.588% Notes due June 2, 2020
Trading Symbol	F/20S
Security Exchange Name	NYSE
F/23E [Member]
Document Information [Line Items]
Title of 12(b) Security	0.623% Notes due June 28, 2023*
Trading Symbol	F/23E
Security Exchange Name	NYSE
F/25i [Member]
Document Information [Line Items]
Title of 12(b) Security	1.355% Notes due February 7, 2025*
Trading Symbol	F/25I
Security Exchange Name	NYSE
F/24M [Member]
Document Information [Line Items]
Title of 12(b) Security	3.021% Notes due March 6, 2024*
Trading Symbol	F/24M
Security Exchange Name	NYSE
F/25K [Member]
Document Information [Line Items]
Title of 12(b) Security	4.535% Notes due March 6, 2025*
Trading Symbol	F/25K
Security Exchange Name	NYSE
F/26N [Member]
Document Information [Line Items]
Title of 12(b) Security	3.350% Notes due Nine Months or More from the Date of Issue due August 20, 2026
Trading Symbol	F/26N
Security Exchange Name	NYSE
F/19A [Member]
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due December 12, 2019*
Trading Symbol	F/19A
Security Exchange Name	NYSE
F/21C [Member]
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due May 14, 2021*
Trading Symbol	F/21C
Security Exchange Name	NYSE
F/24L [Member]
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due December 1, 2024*
Trading Symbol	F/24L
Security Exchange Name	NYSE
F/22T [Member]
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due December 7, 2022*
Trading Symbol	F/22T
Security Exchange Name	NYSE
F/23D [Member]
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due November 15, 2023*
Trading Symbol	F/23D
Security Exchange Name	NYSE
F/21AQ [Member]
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due December 1, 2021*
Trading Symbol	F/21AQ
Security Exchange Name	NYSE
F/23G [Member]
Document Information [Line Items]
Title of 12(b) Security	1.514% Notes due February 17, 2023*
Trading Symbol	F/23G
Security Exchange Name	NYSE
F/26AB [Member]
Document Information [Line Items]
Title of 12(b) Security	2.386% Notes due February 17, 2026*
Trading Symbol	F/26AB
Security Exchange Name	NYSE
F/25L [Member]
Document Information [Line Items]
Title of 12(b) Security	2.330% Notes due November 25, 2025*
Trading Symbol	F/25L
Security Exchange Name	NYSE
F/24O [Member]
Document Information [Line Items]
Title of 12(b) Security	4.125% Notes due June 20, 2024*
Trading Symbol	F/24O
Security Exchange Name	NYSE
F/24Q [Member]
Document Information [Line Items]
Title of 12(b) Security	3.683% Notes due December 3, 2024*
Trading Symbol	F/24Q
Security Exchange Name	NYSE
F/24R [Member]
Document Information [Line Items]
Title of 12(b) Security	1.744% Notes due July 19, 2024*
Trading Symbol	F/24R
Security Exchange Name	NYSE